Discontinued Operations - Additional Information (Details) - Discontinued Operations		12 Months Ended
	Nov. 25, 2019 CAD ($) OperatingSegment	Dec. 31, 2019 CAD ($)	Nov. 25, 2019 GBP (£)
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Number of operations sold | OperatingSegment	2
Additional cash consideration receivable	$ 4,290,000		£ 2,500,000
Fair value of the consideration received		$ 50,752,000
Fair value of the consideration receivable		$ 1,175,000
Top of Range
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash consideration receivable	$ 22,309,000		£ 13,000,000